MAINLAND CHINA CONTRIBUTION PLAN (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
MAINLAND CHINA CONTRIBUTION PLAN [Abstract]
Contribution to employee benefits	$ 4,412	$ 3,425	$ 2,955